UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital and Income Fund -
Capital and Income Fund
Class F

January 31, 2010

1.813054.105

CAI-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.4%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,686
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	25,766
Technology - 0.3%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	1,787	1,756
6% 5/1/15	27,420	25,193
ON Semiconductor Corp. 0% 4/15/24	840	837
SunPower Corp.:
0.75% 8/1/27	3,920	3,788
1.25% 2/15/27	3,350	2,898
		34,472
Telecommunications - 0.8%
NII Holdings, Inc. 3.125% 6/15/12	109,770	100,577
TOTAL CONVERTIBLE BONDS		169,501
Nonconvertible Bonds - 63.8%
Aerospace - 0.8%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	3,051
Hexcel Corp. 6.75% 2/1/15	10,710	10,308
Sequa Corp.:
11.75% 12/1/15 (h)	52,415	52,939
13.5% 12/1/15 pay-in-kind (h)	21,326	21,966
		88,264
Air Transportation - 1.8%
American Airlines, Inc. equipment trust certificate 13% 8/1/16	19,390	21,911
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,554	25,598
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	3,602
Continental Airlines, Inc. 7.25% 11/10/19	19,285	19,912
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (h)	5,970	6,194
10% 8/15/08 (a)	6,280	63
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 46,524	$ 45,070
8.021% 8/10/22	23,529	21,411
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,749	10,398
8.028% 11/1/17	4,962	4,540
United Air Lines, Inc.:
9.875% 8/1/13 (h)	8,035	8,115
12% 11/1/13 (h)	12,810	12,426
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	32,030	33,471
		213,543
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (h)	2,920	3,197
Automotive - 3.7%
Affinia Group, Inc. 9% 11/30/14	10,625	10,386
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	21,255
7.375% 2/1/11	3,465	3,526
7.5% 8/1/12	34,670	35,017
8% 6/1/14	19,585	19,830
8% 12/15/16	68,755	69,163
12% 5/15/15	47,160	53,998
General Motors Acceptance Corp.:
6.75% 12/1/14	44,965	43,504
8% 11/1/31	28,080	26,719
General Motors Corp.:
6.75% 5/1/28 (c)	41,850	11,090
7.125% 7/15/13 (c)	14,185	3,830
7.2% 1/15/11 (c)	5,215	1,356
7.4% 9/1/25 (c)	26,520	7,028
7.7% 4/15/16 (c)	32,410	8,589
8.1% 6/15/24 (c)	10,445	2,820
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Corp.: - continued
8.25% 7/15/23 (c)	$ 46,150	$ 12,807
8.375% 7/15/33 (c)	43,285	12,120
8.8% 3/1/21 (c)	3,140	832
Navistar International Corp. 8.25% 11/1/21	11,725	11,842
RSC Equipment Rental, Inc. 10% 7/15/17 (h)	9,975	10,848
Tenneco, Inc.:
8.125% 11/15/15	4,575	4,529
8.625% 11/15/14	42,537	41,793
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	19,893
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,365	1,321
7.25% 3/15/17 (h)	960	929
8.875% 12/1/17 (h)	5,865	6,056
		441,081
Banks and Thrifts - 3.0%
Bank of America Corp.:
8% (i)	20,770	19,835
8.125% (i)	28,615	27,327
CIT Group, Inc.:
7% 5/1/13	7,164	6,573
7% 5/1/14	10,747	9,591
7% 5/1/15	10,747	9,349
7% 5/1/16	17,911	15,269
7% 5/1/17	25,075	21,251
GMAC LLC:
6% 4/1/11	6,983	6,843
6.75% 12/1/14	16,305	15,897
8% 11/1/31	227,705	216,311
Wells Fargo & Co. 7.98% (i)	7,850	7,889
		356,135
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	6,659
5.5% 9/15/14	9,650	5,790
5.5% 12/15/16	9,055	4,369
5.75% 1/15/13	15,185	11,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
6.25% 3/15/11	$ 655	$ 616
6.875% 6/15/18	6,135	3,190
10.75% 8/1/16	94,760	71,544
11.75% 8/1/16 pay-in-kind (e)	16,245	9,351
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)	5,505	5,629
Series B 9.25% 12/15/17 (h)	22,025	22,686
Rainbow National Services LLC:
8.75% 9/1/12 (h)	15,770	16,026
10.375% 9/1/14 (h)	17,085	18,046
Univision Communications, Inc. 12% 7/1/14 (h)	27,865	30,094
		205,389
Building Materials - 0.4%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	5,333
General Cable Corp. 7.125% 4/1/17	3,350	3,291
Nortek, Inc. 11% 12/1/13	36,024	37,826
		46,450
Cable TV - 2.7%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (h)	78,728	94,868
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (h)(i)	19,865	20,213
10.875% 9/15/14 (e)(h)	15,950	17,864
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	33,927
7% 10/1/13	4,085	4,192
7.125% 2/1/16	139,940	138,191
iesy Repository GmbH 10.375% 2/15/15 (h)	4,660	4,881
Videotron Ltd. 6.875% 1/15/14	3,630	3,621
		317,757
Capital Goods - 0.3%
Blount, Inc. 8.875% 8/1/12	6,070	6,191
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,871
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,854
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Terex Corp. 10.875% 6/1/16	$ 19,250	$ 21,271
		36,187
Chemicals - 2.2%
Chemtura Corp. 6.875% 6/1/16 (c)	4,540	5,085
Georgia Gulf Corp. 9% 1/15/17 (h)	21,390	22,032
MacDermid, Inc. 9.5% 4/15/17 (h)	2,460	2,485
Momentive Performance Materials, Inc.:
9.75% 12/1/14	93,105	89,148
10.875% 12/1/14 pay-in-kind (i)	36,079	33,982
11.5% 12/1/16	52,920	45,908
NOVA Chemicals Corp.:
3.6494% 11/15/13 (i)	6,425	5,895
6.5% 1/15/12	21,991	21,881
Solutia, Inc. 8.75% 11/1/17	4,270	4,505
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,701
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	16,110	15,667
		254,289
Consumer Products - 0.4%
ACCO Brands Corp. 10.625% 3/15/15 (h)	2,335	2,545
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	713
Easton-Bell Sports, Inc. 9.75% 12/1/16 (h)	5,640	5,894
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,720
Hines Nurseries, Inc. 10.25% 10/1/11 (c)	2,480	25
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)	15,460	15,112
Revlon Consumer Products Corp. 9.75% 11/15/15 (h)	14,575	15,012
Sealy Mattress Co. 10.875% 4/15/16 (h)	6,530	7,281
		49,302
Containers - 1.1%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,724
Berry Plastics Holding Corp.:
4.1286% 9/15/14 (i)	2,415	2,077
8.875% 9/15/14	71,135	68,645
10.25% 3/1/16	19,510	17,803
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,296
7.5% 12/15/96	17,610	13,208
Solo Cup Co. 8.5% 2/15/14	10,300	9,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Vitro SAB de CV:
8.625% 2/1/12 (c)	$ 4,980	$ 2,316
9.125% 2/1/17 (c)	10,510	4,887
		123,896
Diversified Financial Services - 2.9%
ACE Cash Express, Inc. 10.25% 10/1/14 (h)	6,080	4,742
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,035
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (h)	64,055	61,012
8% 1/15/18 (h)	64,055	61,173
International Lease Finance Corp.:
4.75% 1/13/12	9,725	8,581
5% 9/15/12	10,525	8,901
5.625% 9/20/13	19,185	15,786
6.375% 3/25/13	13,935	11,720
6.625% 11/15/13	40,615	33,914
Sprint Capital Corp. 8.75% 3/15/32	140,540	126,486
		334,350
Diversified Media - 0.9%
CanWest Media, Inc. 8% 9/15/12 (c)	2,087	1,777
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	10,731
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,487
8.5% 7/15/29	13,600	12,376
MDC Partners, Inc. 11% 11/1/16 (h)	3,250	3,429
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	28,285	25,598
11.5% 5/1/16	18,515	20,691
11.625% 2/1/14	9,580	10,730
		103,819
Electric Utilities - 2.6%
Aquila, Inc. 11.875% 7/1/12 (i)	7,225	8,494
Chivor SA E.S.P. 9.75% 12/30/14 (h)	7,875	9,056
Energy Future Holdings Corp.:
10% 1/15/20 (h)	12,800	13,088
10.875% 11/1/17	119,570	94,460
12% 11/1/17 pay-in-kind (i)	36,096	25,267
Intergen NV 9% 6/30/17 (h)	43,300	44,166
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NiSource Finance Corp. 10.75% 3/15/16	$ 53,425	$ 68,326
Tenaska Alabama Partners LP 7% 6/30/21 (h)	4,698	4,557
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	28,530	22,253
Series B, 10.25% 11/1/15	10,450	8,151
11.25% 11/1/16 pay-in-kind	7,893	5,861
Utilicorp United, Inc. 7.95% 2/1/11 (e)	175	184
		303,863
Energy - 5.7%
Ashland, Inc. 9.125% 6/1/17 (h)	9,595	10,507
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,333
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,570
Berry Petroleum Co.:
8.25% 11/1/16	13,210	13,177
10.25% 6/1/14	8,525	9,250
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	19,117
8.875% 2/1/17	17,790	15,388
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	30,052
6.875% 11/15/20	12,540	12,070
7.5% 9/15/13	2,000	2,030
9.5% 2/15/15	11,255	12,268
Complete Production Services, Inc. 8% 12/15/16	11,475	11,332
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	23,830	22,877
Continental Resources, Inc. 8.25% 10/1/19 (h)	3,455	3,593
Denbury Resources, Inc. 9.75% 3/1/16	6,305	6,652
Enron Corp.:
Series A, 8.375% 5/23/05 (c)	15,020	0*
6.4% 7/15/06 (c)	3,270	2
6.625% 11/15/05 (c)	13,290	8
6.725% 11/17/08 (c)(i)	4,095	0*
6.75% 8/1/09 (c)	3,320	0*
6.875% 10/15/07 (c)	8,050	5
6.95% 7/15/28 (c)	7,270	0*
7.125% 5/15/07 (c)	1,390	1
7.375% 5/15/19 (c)	8,400	5
7.875% 6/15/03 (c)	1,390	1
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
9.125% 4/1/03 (c)	$ 285	$ 0*
9.875% 6/5/03 (c)	1,268	1
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,410
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,676
Headwaters, Inc. 11.375% 11/1/14 (h)	3,945	4,132
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	20,850	21,319
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	19,475	20,059
InterNorth, Inc. 9.625% 3/16/06 (c)	5,575	3
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,095
8% 5/15/17	20,325	19,664
11.75% 6/30/16	19,080	21,227
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	35,420
8.25% 12/15/14	5,025	4,435
9% 12/15/12 (h)	11,525	11,784
Petrohawk Energy Corp. 7.875% 6/1/15	38,950	39,924
Petroleum Development Corp. 12% 2/15/18	21,910	23,006
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,509
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,238
Range Resources Corp. 7.375% 7/15/13	5,530	5,627
SandRidge Energy, Inc.:
8% 6/1/18 (h)	11,240	11,100
8.625% 4/1/15 pay-in-kind (i)	10,040	10,166
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	38,527
8% 3/1/32	20,945	24,577
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,922
Southwestern Energy Co. 7.5% 2/1/18	12,875	13,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)	16,260	18,293
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,661
7.5% 4/1/17	6,635	7,576
7.625% 4/1/37	7,450	8,662
8% 2/1/16	4,390	5,114
8.375% 6/15/32	6,100	7,431
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Venoco, Inc. 11.5% 10/1/17 (h)	$ 12,960	$ 13,478
W&T Offshore, Inc. 8.25% 6/15/14 (h)	28,470	27,616
		668,602
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	11,562
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	5,760	6,250
Food and Drug Retail - 0.8%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	4,715
Rite Aid Corp.:
7.5% 3/1/17	21,110	19,527
8.625% 3/1/15	3,410	2,830
9.375% 12/15/15	23,255	19,244
9.5% 6/15/17	29,570	23,804
10.25% 10/15/19 (h)	7,170	7,529
10.375% 7/15/16	19,160	20,070
		97,719
Food/Beverage/Tobacco - 0.4%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (h)	19,575	21,777
Leiner Health Products, Inc. 11% 6/1/12 (c)	2,870	230
Michael Foods, Inc. 8% 11/15/13	2,690	2,730
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,940
10.625% 4/1/17	1,395	1,440
Smithfield Foods, Inc. 10% 7/15/14 (h)	21,185	22,986
		51,103
Gaming - 2.9%
FireKeepers Development Authority 13.875% 5/1/15 (h)	7,760	8,885
Harrah's Operating Co., Inc. 11.25% 6/1/17	45,385	48,562
MGM Mirage, Inc.:
5.875% 2/27/14	16,535	13,889
6.625% 7/15/15	70,200	58,968
6.75% 9/1/12	12,040	11,227
6.75% 4/1/13	32,035	28,992
6.875% 4/1/16	12,170	10,101
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.5% 6/1/16	$ 44,185	$ 36,232
7.625% 1/15/17	20,190	16,859
10.375% 5/15/14 (h)	10,555	11,505
11.125% 11/15/17 (h)	14,970	16,729
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	10,936
11.5% 11/1/17 (h)	26,760	27,964
Scientific Games Corp. 6.25% 12/15/12	3,050	3,004
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	8,350	6,847
Station Casinos, Inc.:
6% 4/1/12 (c)	42,515	7,228
6.5% 2/1/14 (c)	58,215	291
6.625% 3/15/18 (c)	60,505	303
6.875% 3/1/16 (c)	64,220	321
7.75% 8/15/16 (c)	65,520	11,630
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)	2,645	265
12.75% 1/15/13 (c)	4,965	99
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	5,728	3,136
		333,973
Healthcare - 2.2%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	27,800	29,607
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (i)	39,946	36,132
CRC Health Group, Inc. 10.75% 2/1/16	7,690	6,959
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (h)	22,375	21,928
HCA, Inc.:
5.75% 3/15/14	13,098	11,952
6.25% 2/15/13	6,490	6,287
6.375% 1/15/15	4,250	3,921
6.5% 2/15/16	15,950	14,674
6.75% 7/15/13	6,490	6,312
Invacare Corp. 9.75% 2/15/15	7,340	7,835
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (h)	18,270	18,544
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,204
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Skilled Healthcare Group, Inc. 11% 1/15/14	$ 5,982	$ 6,281
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,589
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,094	4,299
Tenet Healthcare Corp.:
9.25% 2/1/15	1,585	1,637
9.875% 7/1/14	22,390	23,510
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,500
Ventas Realty LP 6.5% 6/1/16	3,670	3,578
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (e)	37,096	38,950
		258,699
Homebuilding/Real Estate - 2.2%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	24,975	27,972
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (h)	23,940	25,496
Realogy Corp.:
10.5% 4/15/14	148,615	127,066
11.75% 4/15/14 pay-in-kind (i)	22,094	17,484
Rouse Co. 5.375% 11/26/13 (c)	19,690	19,296
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(h)	40,220	40,622
		257,936
Insurance - 0.7%
American International Group, Inc.:
4.25% 5/15/13	6,315	5,830
5.05% 10/1/15	10,310	8,587
5.45% 5/18/17	31,980	25,633
5.6% 10/18/16	17,810	14,574
5.85% 1/16/18	5,625	4,516
8.25% 8/15/18	19,120	17,543
USI Holdings Corp. 4.1475% 11/15/14 (h)(i)	3,495	2,953
		79,636
Leisure - 0.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	21,230	21,018
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	25,021	27,398
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	16,787
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (h)	11,540	11,309
Vail Resorts, Inc. 6.75% 2/15/14	8,875	8,808
		85,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 2.7%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (c)(i)	$ 12,670	$ 127
Drummond Co., Inc.:
7.375% 2/15/16	21,735	21,083
9% 10/15/14 (h)	7,700	7,970
FMG Finance Property Ltd.:
10% 9/1/13 (h)	21,855	22,948
10.625% 9/1/16 (h)	73,870	82,734
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	83,006
Novelis, Inc. 11.5% 2/15/15	4,535	4,886
Peabody Energy Corp. 7.875% 11/1/26	26,690	27,491
Teck Resources Ltd.:
9.75% 5/15/14	23,995	27,474
10.25% 5/15/16	16,145	18,446
10.75% 5/15/19	18,455	21,731
		317,896
Paper - 0.8%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,355
Glatfelter 7.125% 5/1/16	2,400	2,340
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)	4,535	3,787
NewPage Corp.:
6.5306% 5/1/12 (i)	8,670	5,072
11.375% 12/31/14	18,665	18,012
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)	22,675	18,877
Stone Container Corp. 8.375% 7/1/12 (c)	11,660	9,824
Temple-Inland, Inc. 6.625% 1/15/16	630	646
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (h)	14,710	15,997
		89,910
Publishing/Printing - 1.1%
Cenveo Corp. 10.5% 8/15/16 (h)	13,585	14,264
Haights Cross Communications, Inc. 12.5% 8/15/11 (c)(e)	9,350	561
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,002
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	14,730	184
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	103,875	100,239
		125,250
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	$ 8,690	$ 8,516
7.625% 12/1/13	7,670	7,593
12.5% 4/1/16	10,550	12,238
TFM SA de CV 9.375% 5/1/12	5,067	5,206
		33,553
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	14,495	14,712
Landry's Restaurants, Inc. 11.625% 12/1/15 (h)	5,235	5,575
		20,287
Services - 0.2%
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,972
MediMedia USA, Inc. 11.375% 11/15/14 (h)	3,780	3,175
NCO Group, Inc. 11.875% 11/15/14	9,865	8,089
Penhall International Corp. 12% 8/1/14 (h)	6,510	4,557
The Geo Group, Inc. 7.75% 10/15/17 (h)	5,145	5,184
		23,977
Shipping - 0.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	9,590	9,902
9.5% 12/15/14	23,110	22,966
Teekay Corp. 8.5% 1/15/20	13,815	14,091
Trico Shipping AS 11.875% 11/1/14 (h)	35,175	36,846
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	8,637
US Shipping Partners LP 13% 8/15/14 (c)	13,660	1
		92,443
Specialty Retailing - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	9,898
10.375% 6/1/15 pay-in-kind (i)	18,691	13,695
Michaels Stores, Inc.:
0% 11/1/16 (d)	2,020	1,697
10% 11/1/14	23,630	24,103
		49,393
Steels - 0.6%
Edgen Murray Corp. 12.25% 1/15/15 (h)	31,925	30,488
International Steel Group, Inc. 6.5% 4/15/14	24,820	27,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steels - continued
Ispat Inland ULC 9.75% 4/1/14	$ 5,094	$ 5,340
RathGibson, Inc. 11.25% 2/15/14 (c)	11,220	3,703
		66,616
Super Retail - 0.4%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	23,951
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	10,995	12,067
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	8,660	8,855
		44,873
Technology - 4.4%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (h)	13,000	13,065
Amkor Technology, Inc.:
7.125% 3/15/11	535	559
7.75% 5/15/13	3,950	3,980
9.25% 6/1/16	18,560	19,302
Avago Technologies Finance Ltd. 11.875% 12/1/15	25,080	27,776
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (h)	4,245	4,309
6.875% 1/15/20 (h)	4,245	4,351
Ceridian Corp.:
11.25% 11/15/15	18,535	17,886
12.25% 11/15/15 pay-in-kind (i)	4,920	4,748
Freescale Semiconductor, Inc.:
8.875% 12/15/14	36,705	32,392
9.875% 12/15/14 pay-in-kind (i)	91,334	78,537
GeoEye, Inc. 9.625% 10/1/15 (h)	4,005	4,065
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	64,391
6.5% 1/15/28	31,722	22,205
New ASAT Finance Ltd. 9.25% 2/1/11 (c)	9,655	12
NXP BV:
3.0013% 10/15/13 (i)	81,355	68,745
7.875% 10/15/14	64,785	57,659
Open Solutions, Inc. 9.75% 2/1/15 (h)	4,070	3,541
Seagate Technology International 10% 5/1/14 (h)	5,450	6,240
Spansion LLC 11.25% 1/15/16 (c)(h)	20,560	24,672
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,664
Unisys Corp.:
12.5% 1/15/16	15,080	15,909
12.75% 10/15/14 (h)	2,160	2,492
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Unisys Corp.: - continued
14.25% 9/15/15 (h)	$ 1,732	$ 2,035
Viasystems, Inc. 12% 1/15/15 (h)	15,180	16,319
		519,854
Telecommunications - 11.4%
Citizens Communications Co.:
7.875% 1/15/27	12,690	11,484
9% 8/15/31	18,030	17,850
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	110,265	111,643
Clearwire Escrow Corp. 12% 12/1/15 (h)	15,990	16,190
Digicel Group Ltd.:
8.875% 1/15/15 (h)	77,055	73,973
9.125% 1/15/15 pay-in-kind (h)(i)	34,404	33,372
12% 4/1/14 (h)	34,455	38,417
DigitalGlobe, Inc. 10.5% 5/1/14 (h)	10,935	11,700
Global Crossing Ltd. 12% 9/15/15 (h)	12,175	13,179
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,313
Intelsat Bermuda Ltd.:
11.25% 2/4/17	102,170	103,703
11.5% 2/4/17 pay-in-kind (e)	175,740	167,246
Intelsat Corp.:
9.25% 8/15/14	24,885	25,632
9.25% 6/15/16	28,330	29,109
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (h)	16,390	16,800
9.5% 6/15/16	61,522	64,598
11.5% 6/15/16	10,045	10,648
Intelsat Ltd. 11.25% 6/15/16	68,520	72,631
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,002
Millicom International Cellular SA 10% 12/1/13	14,815	15,296
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	40,237
7.375% 8/1/15	25,105	22,657
NII Capital Corp. 10% 8/15/16 (h)	51,970	54,309
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (h)	8,080	8,565
Qwest Communications International, Inc. 7.125% 4/1/18 (h)	24,980	24,356
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 166,816	$ 130,951
6.9% 5/1/19	14,915	13,274
Sprint Nextel Corp. 6% 12/1/16	24,955	21,711
U.S. West Communications:
7.25% 9/15/25	2,025	1,934
7.25% 10/15/35	7,860	7,192
7.5% 6/15/23	1,710	1,676
ViaSat, Inc. 8.875% 9/15/16 (h)	5,120	5,235
Wind Acquisition Finance SA:
10.75% 12/1/15 (h)	21,630	22,928
11.75% 7/15/17 (h)	52,715	57,196
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(i)	49,690	46,676
		1,331,683
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16	8,445	8,762
9.75% 1/15/15	7,365	7,706
		16,468
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (h)	4,845	4,312
TOTAL NONCONVERTIBLE BONDS		7,464,837
TOTAL CORPORATE BONDS (Cost $7,343,691)		7,634,338
Common Stocks - 11.9%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	4,377,260	53,534
Automotive - 1.6%
BorgWarner, Inc.	1,500,000	52,635
Group 1 Automotive, Inc. (a)	1,100,000	31,900
Tenneco, Inc. (a)	1,294,500	22,887
The Goodyear Tire & Rubber Co. (a)	2,000,000	26,680
TRW Automotive Holdings Corp. (a)	2,250,000	51,818
		185,920
Common Stocks - continued
	Shares	Value (000s)
Banks and Thrifts - 0.7%
Bank of America Corp.	3,850,000	$ 58,443
CIT Group, Inc. (a)	616,686	19,623
		78,066
Building Materials - 0.4%
Nortek, Inc. (a)	1,281,297	48,049
Nortek, Inc. warrants 12/7/14 (a)	37,280	475
		48,524
Cable TV - 0.4%
Charter Communications, Inc. Class A (a)	503,582	15,425
Comcast Corp. Class A	1,931,504	30,576
Liberty Global, Inc. Class A (a)	9,320	237
		46,238
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	590
Chemicals - 0.4%
Georgia Gulf Corp. (a)(g)	2,677,079	41,093
Sterling Chemicals, Inc. (a)	897	6
		41,099
Containers - 0.0%
Constar International, Inc. (a)(g)	114,950	2,242
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	1,854
Discovery Communications, Inc. Class C (a)	62,500	1,641
		3,495
Electric Utilities - 0.2%
AES Corp.	853,081	10,774
NRG Energy, Inc. (a)	700,000	16,877
Portland General Electric Co.	20,217	394
		28,045
Energy - 1.5%
Chesapeake Energy Corp.	2,600,000	64,428
Denbury Resources, Inc. (a)	2,000,000	27,100
Forest Oil Corp. (a)	619,993	14,954
Valero Energy Corp.	525,000	9,671
Williams Companies, Inc.	2,850,000	59,394
		175,547
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	161
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	$ 1
Healthcare - 0.4%
Kinetic Concepts, Inc. (a)	1,000,000	41,290
Hotels - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	66,640
Metals/Mining - 1.4%
Alpha Natural Resources, Inc. (a)	1,600,000	64,976
Haynes International, Inc.	147,429	4,318
Intermet Corp. (a)(k)	521,664	0*
Teck Resources Ltd. Class B (sub. vtg.) (a)	2,800,000	91,675
		160,969
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	0*
SuperMedia, Inc. (a)	28,716	1,043
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	10,300	29
Ruth's Hospitality Group, Inc. rights 2/9/10 (a)	10,300	1
		30
Services - 0.5%
Visa, Inc. Class A	775,000	63,573
Shipping - 0.5%
Navios Maritime Holdings, Inc.	2,865,350	17,937
Teekay Corp.	1,500,000	37,440
		55,377
Technology - 2.5%
ASAT Holdings Ltd. warrants 2/1/11 (a)(k)	2,510,300	0*
Avago Technologies Ltd.	1,614,400	28,058
Cisco Systems, Inc. (a)	2,000,000	44,940
CommScope, Inc. (a)	2,200,000	59,862
Google, Inc. Class A (a)	100,000	52,942
MagnaChip Semiconductor LLC (a)	1,758,435	246
National Semiconductor Corp.	3,800,000	50,388
ON Semiconductor Corp. (a)	1,556,230	11,220
Skyworks Solutions, Inc. (a)	4,000,000	50,760
		298,416
Telecommunications - 0.3%
American Tower Corp. Class A (a)	15,912	675
Leap Wireless International, Inc. (a)(f)	1,400,000	18,466
MetroPCS Communications, Inc. (a)(f)	3,100,000	17,453
		36,594
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	659,302	$ 4,932
TOTAL COMMON STOCKS (Cost $1,342,942)		1,392,326
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,118
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(k)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		2,581
Nonconvertible Preferred Stocks - 0.5%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	5
Diversified Financial Services - 0.5%
GMAC, Inc. 7.00% (h)	81,351	57,759
TOTAL NONCONVERTIBLE PREFERRED STOCKS		57,764
TOTAL PREFERRED STOCKS (Cost $45,431)		60,345
Floating Rate Loans - 16.7%
	Principal Amount (000s)
Aerospace - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0053% 2/21/13 (i)	$ 389	331
Tranche 2LN, term loan 10.2553% 2/21/14 (i)	650	410
Sequa Corp. term loan 3.8786% 12/3/14 (i)	13,073	12,060
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 5.99% 3/28/14 (i)	250	238
		13,039
Air Transportation - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	1,820	1,843
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - continued
Delta Air Lines, Inc.: - continued
Tranche 2LN, term loan 3.5013% 4/30/14 (i)	$ 8,489	$ 7,407
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (i)	51,871	42,210
		51,460
Automotive - 1.5%
AM General LLC:
Credit-Linked Deposit 3.2306% 9/30/12 (i)	567	553
Tranche B, term loan 3.2669% 9/30/13 (i)	12,078	11,776
Ford Motor Co. term loan 3.2588% 12/15/13 (i)	80,413	75,589
Lear Corp. term loan 7.5% 10/25/14 (i)	1,144	1,149
Visteon Corp. term loan 4.426% 6/13/13 (c)(i)	78,925	85,239
		174,306
Banks and Thrifts - 0.5%
CIT Group, Inc.:
term loan 13% 1/20/12 (i)	9,260	9,515
Tranche A, term loan 9.75% 1/20/12 (i)	45,265	46,342
		55,857
Broadcasting - 1.1%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (i)	145,475	125,109
Cable TV - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (i)	75,625	70,331
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (i)	213	209
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (i)	21,030	19,821
		20,030
Chemicals - 0.9%
Lyondell Chemical Co. term loan:
5.798% 12/20/13 (i)	63,893	46,003
9.1679% 4/6/10 (i)(l)	32,725	34,198
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (i)	27,802	25,578
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (i)	4,741	4,878
Tranche B 2LN, term loan 9% 6/20/10 (i)	1,274	1,310
		111,967
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Containers - 0.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.2543% 4/3/15 (i)	$ 49,676	$ 44,584
Diversified Financial Services - 0.4%
Clear Channel Capital I LLC Tranche B, term loan 3.8806% 1/29/16 (i)	58,401	46,575
Electric Utilities - 2.4%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (i)	123,350	101,147
Tranche B2, term loan 3.7315% 10/10/14 (i)	108,379	88,600
Tranche B3, term loan 3.7315% 10/10/14 (i)	107,963	87,990
		277,737
Energy - 0.1%
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (i)	7,432	7,432
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	2,077	1,900
		9,332
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (c)(i)	9,423	5,465
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (i)	14,138	12,654
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (i)	646	436
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (i)	540	478
Tranche B, term loan 2.01% 5/23/14 (i)	2,672	2,365
		3,279
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.4806% 4/10/14 (i)	7,752	7,015
Homebuilding/Real Estate - 1.2%
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (i)	6,012	5,320
Tranche 2LN, term loan 13.5% 10/15/17	49,165	53,098
Tranche B, term loan 3.2507% 10/10/13 (i)	22,329	19,761
Tranche DD, term loan 3.2501% 10/10/13 (i)	68,891	60,624
		138,803
Leisure - 0.3%
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (i)	41,497	40,875
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 6.2149% 2/12/10 (i)(l)	$ 5,292	$ 5,292
Tranche B 1LN, term loan:
4.25% 12/19/13 (c)(i)	2,884	115
12.5% 12/19/13 (i)	6,240	3,336
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	4,001	2,980
		11,723
Paper - 0.2%
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (i)	21,873	21,654
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (i)	7,179	2,692
		24,346
Publishing/Printing - 1.9%
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2309% 6/12/14 (i)	157,666	132,439
Tranche 2LN, term loan 17.5% 12/12/14 (i)	152,342	15,234
Idearc, Inc. term loan 10.25% 12/31/15 (i)	6,194	5,776
The Reader's Digest Association, Inc. term loan 0.4661% 3/2/14 (c)(i)	34,629	20,778
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (i)	48,480	43,389
		217,616
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (i)	207	186
term loan 2.5625% 6/14/14 (i)	2,275	2,048
		2,234
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.275% 2/7/15 (i)	3,135	2,665
Neff Corp. Tranche 2LN, term loan 3.7513% 11/30/14 (i)	4,230	719
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (i)	23,712	21,874
Tranche DD, term loan 2.74% 7/24/14 (i)	2,443	2,254
		27,512
Specialty Retailing - 1.1%
Burlington Coat Factory Warehouse Corp. term loan 2.51% 5/28/13 (i)	25,042	23,038
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.562% 10/31/13 (i)	$ 30,290	$ 27,337
Tranche B2, term loan 4.812% 7/31/16 (i)	70,302	73,823
		124,198
Technology - 1.8%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5013% 10/1/14 (i)	7,748	7,322
Tranche B A2, term loan 2.4806% 10/1/14 (i)	1,495	1,413
Tranche B A3, term loan 2.4806% 10/1/14 (i)	1,745	1,649
Tranche B-A, term loan 2.4914% 10/1/14 (i)	26,963	25,480
Tranche B-B, term loan 2.5006% 10/1/12 (i)	17,371	16,763
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (i)	112,322	100,809
12.5% 12/15/14	17,265	17,782
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (i)	34,286	32,400
Tranche 2LN, term loan 6.0006% 6/11/15 (i)	8,615	8,012
Open Solutions, Inc. term loan 2.375% 1/23/14 (i)	1,070	952
		212,582
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (i)	65,515	60,601
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.9256% 3/21/15 (i)	12,400	12,338
		72,939
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.4806% 4/4/14 (i)	5,840	5,344
Trucking & Freight - 0.5%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (i)	56,444	54,186
TOTAL FLOATING RATE LOANS (Cost $1,777,504)		1,961,098
Other - 0.0%

Delta Air Lines ALPA Claim (a)	41,750	261
Idearc, Inc. Claim (a)	6,829	0*
TOTAL OTHER (Cost $435)		261
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (j)	611,067,948	$ 611,068
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(j)	7,776,475	7,776
TOTAL MONEY MARKET FUNDS (Cost $618,844)		618,844
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $10,889)	$ 10,889	10,889
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $11,139,736)		11,678,101
NET OTHER ASSETS - 0.3%		30,071
NET ASSETS - 100%		$ 11,708,172
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,146,511,000 or 18.3% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,395,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0*
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879

*Amount represents less than $1,000

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,667,000 and $14,158,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,889,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 5,829
Banc of America Securities LLC	1,960
Barclays Capital, Inc.	3,100
$ 10,889
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,241
Fidelity Securities Lending Cash Central Fund	5
Total	$ 1,246
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ -	$ -	$ 9	$ -	$ 2,242
Georgia Gulf Corp.	-	37,929	-	-	41,093
Total	$ -	$ 37,929	$ 9	$ -	$ 43,335
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 310,513	$ 304,118	$ -	$ 6,395
Energy	277,963	277,963	-	-
Financials	135,825	78,066	57,759	-
Health Care	41,290	41,290	-	-
Industrials	119,995	71,471	-	48,524
Information Technology	361,989	361,743	-	246
Materials	140,452	139,328	1,118	6
Telecommunication Services	36,599	36,594	-	5
Utilities	28,045	28,045	-	-
Corporate Bonds	7,634,338	-	7,632,553	1,785
Floating Rate Loans	1,961,098	-	1,961,098	-
Money Market Funds	618,844	618,844	-	-
Cash Equivalents	10,889	-	10,889	-
Other	261	-	-	261
Total Investments in Securities:	$ 11,678,101	$ 1,957,462	$ 9,663,417	$ 57,222
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	32
Total Unrealized Gain (Loss)	(15,588)
Cost of Purchases	68,030
Proceeds of Sales	(5,837)
Amortization/Accretion	1,066
Transfers in/out of Level 3	(32,192)
Ending Balance	$ 57,222
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 516

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $10,998,973,000. Net unrealized appreciation aggregated $679,128,000, of which $1,467,388,000 related to appreciated investment securities and $788,260,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused High Income Fund

January 31, 2010

1.813015.105

FFH-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,020,000	$ 1,711,142
Nonconvertible Bonds - 87.6%
Aerospace - 1.6%
BE Aerospace, Inc. 8.5% 7/1/18	3,260,000	3,414,850
Triumph Group, Inc. 8% 11/15/17 (a)	3,345,000	3,411,900
		6,826,750
Air Transportation - 2.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	625,600
6.977% 11/23/22	29,098	22,987
8.608% 10/1/12	2,020,000	1,969,500
10.375% 7/2/19	724,971	822,842
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	32,938	30,962
7.73% 9/15/12	11,300	11,130
7.875% 7/2/18	123,045	109,510
8.388% 5/1/22	22,626	21,042
9.798% 4/1/21	263,555	238,518
Continental Airlines, Inc. 9.25% 5/10/17	1,160,000	1,194,800
Delta Air Lines, Inc. 9.5% 9/15/14 (a)	630,000	653,625
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,071,878	975,409
8.954% 8/10/14	2,325,330	2,174,183
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	664,831	608,321
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	136,819	106,719
9.75% 1/15/17	1,930,000	2,016,850
12% 1/15/16 (a)	325,000	328,656
		11,910,654
Automotive - 0.1%
Navistar International Corp. 8.25% 11/1/21	630,000	636,300
Banks and Thrifts - 3.8%
Bank of America Corp.:
8% (b)	2,540,000	2,425,700
8.125% (b)	5,085,000	4,856,175
Citigroup Capital XXI 8.3% 12/21/77 (b)	3,541,745	3,293,823
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
Fifth Third Capital Trust IV 6.65% 4/15/37 (b)	$ 3,245,000	$ 2,490,538
Zions Bancorp 7.75% 9/23/14	3,480,000	3,340,800
		16,407,036
Broadcasting - 0.6%
Belo Corp. 8% 11/15/16	2,675,000	2,758,594
Cable TV - 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (a)(b)	2,545,000	2,589,538
CSC Holdings, Inc.:
8.5% 4/15/14 (a)	285,000	302,100
8.5% 6/15/15 (a)	975,000	1,031,063
8.625% 2/15/19 (a)	1,355,000	1,470,175
EchoStar Communications Corp.:
6.625% 10/1/14	1,545,000	1,529,550
7% 10/1/13	2,745,000	2,817,056
7.125% 2/1/16	2,650,000	2,616,875
7.75% 5/31/15	3,370,000	3,454,250
UPC Germany GmbH 8.125% 12/1/17 (a)	3,110,000	3,141,100
Videotron Ltd.:
9.125% 4/15/18 (a)	505,000	547,925
9.125% 4/15/18	1,315,000	1,426,775
		20,926,407
Capital Goods - 2.1%
Case Corp. 7.25% 1/15/16	6,660,000	6,643,336
Case New Holland, Inc. 7.75% 9/1/13 (a)	2,005,000	2,030,063
Leucadia National Corp. 7.125% 3/15/17	630,000	620,550
		9,293,949
Chemicals - 0.4%
NOVA Chemicals Corp.:
3.6494% 11/15/13 (b)	831,000	762,443
6.5% 1/15/12	840,000	835,800
		1,598,243
Containers - 1.1%
Greif, Inc. 6.75% 2/1/17	3,805,000	3,738,413
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	855,000	893,475
		4,631,888
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 2.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (a)	$ 2,490,000	$ 2,371,725
8% 1/15/18 (a)	965,000	921,575
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	470,000	267,900
International Lease Finance Corp.:
5.625% 9/20/13	145,000	119,313
5.65% 6/1/14	3,025,000	2,400,673
6.375% 3/25/13	135,000	113,540
6.625% 11/15/13	300,000	250,500
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	3,250,000	3,404,375
Sprint Capital Corp. 8.75% 3/15/32	2,045,000	1,840,500
		11,690,101
Diversified Media - 2.9%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	3,425,000	3,322,250
10% 7/15/17	4,000,000	4,380,000
Lamar Media Corp. 9.75% 4/1/14	1,470,000	1,613,325
Liberty Media Corp.:
5.7% 5/15/13	1,985,000	1,920,488
8.25% 2/1/30	1,505,000	1,369,550
8.5% 7/15/29	115,000	104,650
		12,710,263
Electric Utilities - 4.1%
AES Corp.:
7.75% 3/1/14	1,290,000	1,283,550
7.75% 10/15/15	3,315,000	3,315,000
8% 10/15/17	2,345,000	2,357,194
9.75% 4/15/16 (a)	505,000	546,663
Aquila, Inc. 11.875% 7/1/12 (b)	20,000	23,514
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,145,000	1,167,900
Edison Mission Energy:
7% 5/15/17	1,450,000	1,145,500
7.2% 5/15/19	1,175,000	907,688
7.625% 5/15/27	1,065,000	777,450
Intergen NV 9% 6/30/17 (a)	1,195,000	1,218,900
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	805,000	817,075
NRG Energy, Inc. 7.375% 2/1/16	465,000	460,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (a)	$ 3,280,000	$ 2,968,400
Otter Tail Corp. 9% 12/15/16	910,000	932,750
		17,921,934
Energy - 7.9%
Ashland, Inc. 9.125% 6/1/17 (a)	950,000	1,040,250
Chesapeake Energy Corp.:
6.5% 8/15/17	1,515,000	1,484,700
6.875% 1/15/16	139,000	136,915
7.5% 9/15/13	1,725,000	1,750,875
7.5% 6/15/14	710,000	720,650
7.625% 7/15/13	4,760,000	5,003,950
9.5% 2/15/15	2,870,000	3,128,300
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,310,000	1,300,175
7.75% 5/15/17	515,000	511,138
9.5% 5/15/16	995,000	1,054,700
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	1,925,375
Forest Oil Corp. 8.5% 2/15/14	495,000	519,750
Frontier Oil Corp. 8.5% 9/15/16	765,000	799,425
Newfield Exploration Co. 6.875% 2/1/20	990,000	987,525
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,755,000	3,698,675
7.5% 1/15/20	1,265,000	1,271,325
Plains Exploration & Production Co.:
7% 3/15/17	890,000	876,650
7.625% 6/1/18	1,960,000	2,001,650
7.75% 6/15/15	3,835,000	3,911,700
8.625% 10/15/19	880,000	926,200
10% 3/1/16	1,045,000	1,152,113
		34,202,041
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	440,000	446,600
Food and Drug Retail - 2.3%
Albertsons, Inc.:
7.45% 8/1/29	3,040,000	2,591,600
7.75% 6/15/26	50,000	44,250
8% 5/1/31	1,345,000	1,210,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.:
7.5% 5/15/12	$ 3,550,000	$ 3,629,875
8% 5/1/16	2,675,000	2,668,313
		10,144,538
Food/Beverage/Tobacco - 0.5%
Constellation Brands, Inc.:
7.25% 5/15/17	430,000	431,075
8.375% 12/15/14	1,670,000	1,782,725
		2,213,800
Gaming - 3.5%
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (a)(b)	40,000	32,000
8% 11/15/13 (a)	70,000	57,050
Scientific Games Corp.:
7.875% 6/15/16 (a)	4,370,000	4,380,925
9.25% 6/15/19	1,755,000	1,842,750
9.25% 6/15/19 (a)	1,200,000	1,260,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (a)(b)	5,000	4,413
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	625,000	609,375
7.25% 5/1/12	960,000	936,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,305,000	3,156,275
6.625% 12/1/14	2,845,000	2,716,975
		14,995,763
Healthcare - 6.9%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (a)	2,305,000	2,454,825
HCA, Inc.:
7.875% 2/15/20 (a)	340,000	349,350
8.5% 4/15/19 (a)	5,510,000	5,813,050
9.125% 11/15/14	4,525,000	4,717,313
9.25% 11/15/16	935,000	986,425
9.625% 11/15/16 pay-in-kind (b)	3,276,591	3,505,952
9.875% 2/15/17 (a)	140,000	153,300
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,105,000	4,115,263
7% 1/15/16	2,835,000	2,842,088
Service Corp. International 7.5% 4/1/27	145,000	134,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP:
6.5% 6/1/16	$ 710,000	$ 692,250
6.5% 6/1/16	1,950,000	1,901,250
6.625% 10/15/14	2,305,000	2,305,000
		29,970,191
Homebuilding/Real Estate - 1.5%
D.R. Horton, Inc. 6.5% 4/15/16	665,000	645,050
DuPont Fabros Technology LP 8.5% 12/15/17 (a)	540,000	556,200
Lennar Corp.:
5.6% 5/31/15	940,000	864,800
12.25% 6/1/17	1,960,000	2,352,000
Ryland Group, Inc. 8.4% 5/15/17	1,795,000	1,902,700
		6,320,750
Hotels - 3.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	135,000	135,000
9% 5/15/17 (a)	4,845,000	5,232,600
Host Marriott LP 7.125% 11/1/13	4,765,000	4,776,913
ITT Corp. 7.375% 11/15/15	1,945,000	2,022,800
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	445,000	457,794
7.15% 12/1/19	1,640,000	1,640,000
7.875% 10/15/14	1,090,000	1,160,850
		15,425,957
Insurance - 1.0%
American International Group, Inc.:
4.25% 5/15/13	245,000	226,165
5.05% 10/1/15	445,000	370,652
5.45% 5/18/17	1,975,000	1,583,024
5.6% 10/18/16	690,000	564,622
5.85% 1/16/18	215,000	172,604
8.25% 8/15/18	1,210,000	1,110,196
Provident Companies, Inc. 7% 7/15/18	325,000	331,009
		4,358,272
Leisure - 3.4%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	500,000	490,000
7.25% 3/15/18	1,130,000	1,098,925
11.875% 7/15/15	1,555,000	1,788,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 4,325,000	$ 4,292,563
7.25% 6/15/16	4,920,000	4,797,000
7.5% 10/15/27	2,550,000	2,215,313
		14,682,051
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (a)	755,000	798,413
Drummond Co., Inc.:
7.375% 2/15/16	4,290,000	4,161,300
9% 10/15/14 (a)	320,000	331,200
Massey Energy Co. 6.875% 12/15/13	3,010,000	2,987,425
		8,278,338
Paper - 4.4%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (a)	3,135,000	3,307,425
Cascades, Inc. 7.75% 12/15/17 (a)	655,000	673,013
Domtar Corp.:
5.375% 12/1/13	2,930,000	2,878,725
7.125% 8/15/15	1,350,000	1,350,000
10.75% 6/1/17	1,470,000	1,712,550
Georgia-Pacific Corp. 7% 1/15/15 (a)	3,420,000	3,454,200
Rock-Tenn Co.:
9.25% 3/15/16	1,555,000	1,671,625
9.25% 3/15/16 (a)	205,000	220,375
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (a)	3,450,000	3,751,875
		19,019,788
Services - 0.9%
FTI Consulting, Inc.:
7.625% 6/15/13	1,835,000	1,853,350
7.75% 10/1/16	2,226,000	2,253,825
		4,107,175
Shipping - 1.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (a)	2,515,000	2,596,738
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	70,000	60,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Overseas Shipholding Group, Inc.: - continued
8.75% 12/1/13	$ 225,000	$ 235,125
Teekay Corp. 8.5% 1/15/20	1,525,000	1,555,500
		4,448,263
Specialty Retailing - 1.8%
Ltd. Brands, Inc. 8.5% 6/15/19 (a)	2,915,000	3,129,981
Netflix, Inc. 8.5% 11/15/17 (a)	4,390,000	4,587,550
		7,717,531
Steels - 1.1%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,070,000	3,050,813
7.375% 11/1/12	1,660,000	1,672,450
		4,723,263
Super Retail - 2.2%
Federated Retail Holdings, Inc. 5.9% 12/1/16	5,365,000	5,123,575
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (a)	4,495,000	4,596,138
		9,719,713
Technology - 3.9%
Jabil Circuit, Inc.:
7.75% 7/15/16	1,180,000	1,256,700
8.25% 3/15/18	2,125,000	2,310,938
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	314,720
6.5% 1/15/28	5,000	3,500
Seagate Technology HDD Holdings 6.8% 10/1/16	2,540,000	2,540,000
Seagate Technology International 10% 5/1/14 (a)	3,980,000	4,557,100
Xerox Capital Trust I 8% 2/1/27	6,245,000	6,182,550
		17,165,508
Telecommunications - 12.8%
Cincinnati Bell, Inc. 8.25% 10/15/17	1,045,000	1,050,225
Citizens Communications Co.:
7.875% 1/15/27	375,000	339,375
9% 8/15/31	4,810,000	4,761,900
Cricket Communications, Inc. 7.75% 5/15/16	2,115,000	2,115,000
Frontier Communications Corp.:
8.125% 10/1/18	3,180,000	3,203,850
8.25% 5/1/14	1,785,000	1,878,713
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	2,390,000	2,509,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (a)	$ 90,000	$ 91,575
8.875% 1/15/15	1,010,000	1,027,675
Nextel Communications, Inc.:
5.95% 3/15/14	1,960,000	1,734,600
6.875% 10/31/13	6,865,000	6,401,613
7.375% 8/1/15	5,565,000	5,022,413
NII Capital Corp.:
8.875% 12/15/19 (a)	1,015,000	1,009,925
10% 8/15/16 (a)	3,050,000	3,187,250
Qwest Communications International, Inc.:
7.125% 4/1/18 (a)	915,000	892,125
7.5% 2/15/14	560,000	563,500
7.5% 2/15/14	285,000	286,781
8% 10/1/15 (a)	1,460,000	1,511,100
Qwest Corp.:
3.5036% 6/15/13 (b)	810,000	791,775
7.5% 10/1/14	600,000	633,000
8.375% 5/1/16	2,790,000	3,055,050
Sprint Capital Corp.:
6.875% 11/15/28	1,465,000	1,150,025
8.375% 3/15/12	2,155,000	2,192,713
Sprint Nextel Corp.:
6% 12/1/16	2,010,000	1,748,700
8.375% 8/15/17	1,300,000	1,270,750
U.S. West Communications:
6.875% 9/15/33	1,635,000	1,504,200
7.5% 6/15/23	925,000	906,500
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,605,000	4,996,425
		55,836,258
TOTAL NONCONVERTIBLE BONDS		381,087,919
TOTAL CORPORATE BONDS (Cost $350,969,530)		382,799,061
Floating Rate Loans (d) - 5.8%
	Principal Amount	Value
Automotive - 3.3%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (b)	$ 6,166,641	$ 5,210,811
Tranche C, term loan 2.1675% 12/27/15 (b)	3,179,868	2,647,240
Ford Motor Co. term loan 3.2588% 12/15/13 (b)	7,013,779	6,592,952
		14,451,003
Electric Utilities - 1.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2306% 3/30/12 (b)	253,579	233,293
term loan 3.2506% 3/30/14 (b)	3,548,184	3,264,330
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (b)	989,873	811,696
Tranche B3, term loan 3.7315% 10/10/14 (b)	2,285,977	1,863,072
		6,172,391
Entertainment/Film - 0.1%
Zuffa LLC term loan 2.3125% 6/19/15 (b)	482,586	453,630
Healthcare - 0.4%
PTS Acquisition Corp. term loan 2.4806% 4/10/14 (b)	1,081,020	978,323
RehabCare Group, Inc. Tranche B, term loan 6% 11/24/15 (b)	620,000	623,100
		1,601,423
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,811,375
Telecommunications - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (b)	630,000	582,750
TOTAL FLOATING RATE LOANS (Cost $23,250,965)		25,072,572
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (c) (Cost $16,007,146)	16,007,146	$ 16,007,146
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $390,227,641)		423,878,779
NET OTHER ASSETS - 2.5%		11,007,246
NET ASSETS - 100%		$ 434,886,025
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,217,029 or 21.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,581
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 382,799,061	$ -	$ 382,799,061	$ -
Floating Rate Loans	25,072,572	-	25,072,572	-
Money Market Funds	16,007,146	16,007,146	-	-
Total Investments in Securities	$ 423,878,779	$ 16,007,146	$ 407,871,633	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $387,185,868. Net unrealized appreciation aggregated $36,692,911, of which $38,231,727 related to appreciated investment securities and $1,538,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income Fund -
High Income Fund
Class F

January 31, 2010

1.813069.105

SPH-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.4%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 3,500	$ 3,045
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	9,300	13,179
General Cable Corp. 4.5% 11/15/29 (d)	3,940	4,033
		17,212
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	10,710	9,800
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	18,110
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	21,820	20,865
Healthcare - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16	4,000	4,600
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	7,950
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	1,862
Technology - 0.3%
CommScope, Inc. 3.25% 7/1/15	5,000	6,016
Lucent Technologies, Inc. 2.875% 6/15/25	14,860	12,789
		18,805
TOTAL CONVERTIBLE BONDS		102,249
Nonconvertible Bonds - 78.5%
Aerospace - 0.5%
Sequa Corp.:
11.75% 12/1/15 (e)	30,635	30,941
13.5% 12/1/15 pay-in-kind (e)	3,198	3,294
		34,235
Air Transportation - 0.6%
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,515
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (e)	3,785	3,927
10% 8/15/08 (a)	1,980	20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	632
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	$ 9,375	$ 9,375
7.041% 10/1/23	8,874	7,987
7.691% 4/1/17	7,882	6,699
United Air Lines, Inc. 9.875% 8/1/13 (e)	4,870	4,919
		40,294
Automotive - 3.3%
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,169
Ford Motor Co. 7.45% 7/16/31	14,340	12,763
Ford Motor Credit Co. LLC:
5.5036% 6/15/11 (f)	8,075	8,075
7.5% 8/1/12	17,720	17,897
7.8% 6/1/12	5,945	6,051
8% 12/15/16	3,960	3,983
8.125% 1/15/20	20,830	21,049
9.875% 8/10/11	11,475	12,005
General Motors Acceptance Corp. 7% 2/1/12	4,440	4,396
General Motors Corp.:
7.2% 1/15/11 (b)	3,865	1,005
8.25% 7/15/23 (b)	6,425	1,783
8.375% 7/15/33 (b)	24,150	6,762
Navistar International Corp. 8.25% 11/1/21	16,795	16,963
Tenneco, Inc.:
8.125% 11/15/15	36,585	36,219
8.625% 11/15/14	13,120	12,890
10.25% 7/15/13	4,305	4,413
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	6,788	7,043
10.5% 5/15/16	42,200	45,787
TRW Automotive, Inc.:
7% 3/15/14 (e)	15,680	15,170
8.875% 12/1/17 (e)	3,685	3,805
		239,228
Banks and Thrifts - 3.4%
Bank of America Corp. 8.125% (f)	18,040	17,228
CIT Group, Inc.:
7% 5/1/13	5,927	5,438
7% 5/1/14	7,533	6,723
7% 5/1/15	15,919	13,849
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
CIT Group, Inc.: - continued
7% 5/1/16	$ 16,170	$ 13,785
7% 5/1/17	31,127	26,380
Citigroup Capital XXI 8.3% 12/21/77 (f)	8,880	8,258
GMAC LLC:
6.625% 5/15/12	29,855	29,482
6.625% 5/15/12	8,040	7,940
6.75% 12/1/14	24,665	24,048
6.875% 9/15/11	14,706	14,632
6.875% 8/28/12	8,276	8,214
7% 2/1/12	2,481	2,462
7.5% 12/31/13	10,240	10,189
8% 11/1/31	8,272	7,858
Wells Fargo & Co. 7.98% (f)	13,310	13,377
Wells Fargo Capital XIII 7.7% (f)	7,175	6,960
Zions Bancorp 7.75% 9/23/14	27,255	26,165
		242,988
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	22,360	16,882
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (e)	3,405	3,482
Series B 9.25% 12/15/17 (e)	13,625	14,034
LIN Television Corp. 6.5% 5/15/13	12,265	11,468
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	17,881	14,302
7% 1/15/14	5,899	4,719
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	537
		65,424
Building Materials - 2.1%
Building Materials Corp. of America 7.75% 8/1/14	9,370	9,698
Coleman Cable, Inc. 9.875% 10/1/12	38,240	39,292
General Cable Corp.:
2.6256% 4/1/15 (f)	16,425	14,618
7.125% 4/1/17	16,255	15,971
Goodman Global Group, Inc. 0% 12/15/14 (e)	19,780	11,374
Nortek, Inc. 11% 12/1/13	53,090	55,744
Owens Corning 9% 6/15/19	5,260	5,996
		152,693
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - 2.7%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	$ 23,705	$ 24,416
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	17,670	17,582
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	23,727	28,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(f)	40,200	42,009
10.875% 9/15/14 (d)(e)	15,405	17,254
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	12,890	13,663
8.625% 2/15/19 (e)	9,355	10,150
EchoStar Communications Corp.:
7% 10/1/13	16,115	16,538
7.125% 2/1/16	18,295	18,066
Kabel Deutschland GmbH 10.625% 7/1/14	6,965	7,278
		195,547
Capital Goods - 1.1%
Baldor Electric Co. 8.625% 2/15/17	9,825	9,997
Chart Industries, Inc. 9.125% 10/15/15	10,135	9,932
Coleman Cable, Inc. 9% 2/15/18 (e)	17,710	17,621
Esco Corp.:
4.1286% 12/15/13 (e)(f)	1,090	948
8.625% 12/15/13 (e)	18,645	18,272
SPX Corp. 7.625% 12/15/14	14,410	14,914
Terex Corp. 10.875% 6/1/16	8,765	9,685
		81,369
Chemicals - 1.7%
Georgia Gulf Corp. 9% 1/15/17 (e)	13,320	13,720
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	37,974
Nalco Co. 8.25% 5/15/17 (e)	5,900	6,313
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,358
8.375% 11/1/16 (e)	14,485	14,630
8.625% 11/1/19 (e)	11,615	11,789
Phibro Animal Health Corp. 10% 8/1/13 (e)	5,420	5,637
PolyOne Corp. 8.875% 5/1/12	15,440	16,058
Terra Capital, Inc. 7.75% 11/1/19 (e)	11,330	11,798
		124,277
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Berry Plastics Corp. 5.0013% 2/15/15 (f)	$ 58,885	$ 54,469
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	4,965
		59,434
Diversified Financial Services - 1.2%
Capital One Capital V 10.25% 8/15/39	17,700	20,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (e)	10,645	10,166
International Lease Finance Corp.:
5.3% 5/1/12	4,945	4,323
5.625% 9/20/13	11,125	9,154
5.65% 6/1/14	7,935	6,297
5.875% 5/1/13	8,230	6,927
6.375% 3/25/13	2,185	1,838
6.625% 11/15/13	10,370	8,659
Sprint Capital Corp. 8.75% 3/15/32	25,170	22,653
		90,280
Diversified Media - 1.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)	4,530	4,723
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,265
Liberty Media Corp. 5.7% 5/15/13	6,107	5,909
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	8,855	8,014
10% 8/1/14	14,919	15,478
11.5% 5/1/16	21,670	24,216
11.625% 2/1/14	7,760	8,691
		74,296
Electric Utilities - 4.3%
AES Corp.:
8% 10/15/17	31,165	31,327
8.75% 5/15/13 (e)	13,597	13,886
9.75% 4/15/16 (e)	8,265	8,947
Aquila, Inc. 11.875% 7/1/12 (f)	4,405	5,179
Calpine Generating Co. LLC 3.9963% 4/1/09 (b)(f)	50	0*
CMS Energy Corp. 8.75% 6/15/19	7,635	8,666
Edison Mission Energy 7.2% 5/15/19	35,000	27,038
Energy Future Holdings Corp.:
10% 1/15/20 (e)	7,820	7,996
10.875% 11/1/17	14,830	11,716
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Holdings Corp.: - continued
12% 11/1/17 pay-in-kind (f)	$ 6,899	$ 4,829
Mirant Americas Generation LLC:
8.3% 5/1/11	20,635	20,996
8.5% 10/1/21	11,570	11,107
9.125% 5/1/31	39,770	36,688
Mirant North America LLC 7.375% 12/31/13	5,510	5,455
NRG Energy, Inc.:
7.25% 2/1/14	15,605	15,683
7.375% 2/1/16	14,095	13,954
NSG Holdings II, LLC 7.75% 12/15/25 (e)	17,425	15,770
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,658
7.875% 6/15/17	28,370	27,022
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,684	3,573
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	41,570	32,425
Series B, 10.25% 11/1/15	5,790	4,516
		311,431
Energy - 5.7%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16 (e)	5,645	5,814
Ashland, Inc. 9.125% 6/1/17 (e)	6,615	7,243
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	22,481
6.625% 1/15/16	12,505	12,161
6.875% 1/15/16	2,980	2,935
7% 8/15/14	5,960	5,975
7.5% 9/15/13	4,000	4,060
7.5% 6/15/14	7,430	7,541
7.625% 7/15/13	15,310	16,095
9.5% 2/15/15	23,175	25,261
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	10,827	10,394
11.75% 7/15/14 (e)	6,130	6,758
El Paso Corp. 8.25% 2/15/16	5,070	5,450
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	20,600
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	33,770	34,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 38,970	$ 39,165
8.5% 2/15/14	5,000	5,250
Headwaters, Inc. 11.375% 11/1/14 (e)	2,485	2,603
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	13,160	13,456
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	12,750	13,133
OPTI Canada, Inc.:
7.875% 12/15/14	4,065	3,526
8.25% 12/15/14	43,465	38,358
Petrohawk Energy Corp.:
9.125% 7/15/13	10,025	10,451
10.5% 8/1/14	5,000	5,463
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,585
Plains Exploration & Production Co.:
7% 3/15/17	38,740	38,159
7.625% 6/1/18	3,510	3,585
10% 3/1/16	17,525	19,321
Range Resources Corp. 7.375% 7/15/13	16,370	16,656
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,235	6,952
		408,454
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	6,230	6,323
Food and Drug Retail - 1.5%
Federated Retail Holdings, Inc. 5.35% 3/15/12	12,635	12,888
Rite Aid Corp.:
6.875% 8/15/13	5,838	4,933
7.5% 3/1/17	10,015	9,264
9.375% 12/15/15	17,560	14,531
9.5% 6/15/17	7,110	5,724
10.25% 10/15/19 (e)	4,530	4,757
10.375% 7/15/16	21,400	22,417
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,038
8% 5/1/16	12,375	12,344
Tops Markets LLC 10.125% 10/15/15 (e)	10,945	11,328
		105,224
Food/Beverage/Tobacco - 1.0%
Bumble Bee Foods LLC 7.75% 12/15/15 (e)	5,870	5,936
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc. 8.375% 12/15/14	$ 28,185	$ 30,087
Dean Foods Co.:
6.9% 10/15/17	6,306	6,117
7% 6/1/16	11,875	11,578
Smithfield Foods, Inc.:
7.75% 7/1/17	7,565	7,073
10% 7/15/14 (e)	7,800	8,463
		69,254
Gaming - 2.0%
Harrah's Operating Co., Inc. 11.25% 6/1/17	10,960	11,727
MGM Mirage, Inc.:
5.875% 2/27/14	17,920	15,053
6.75% 9/1/12	9,860	9,194
6.75% 4/1/13	6,430	5,819
7.625% 1/15/17	22,195	18,533
13% 11/15/13	11,805	13,576
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	3,274
7.125% 8/15/14	3,065	2,391
11.5% 11/1/17 (e)	4,745	4,959
NCL Corp. Ltd. 11.75% 11/15/16 (e)	50,105	53,111
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,246
		143,883
Healthcare - 6.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,620
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	14,225	15,221
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,963
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	50,630	55,060
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,139
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,668
DaVita, Inc.:
6.625% 3/15/13	5,380	5,407
7.25% 3/15/15	7,395	7,413
HCA, Inc.:
7.5% 11/6/33	4,775	3,963
7.875% 2/15/20 (e)	30,715	31,560
8.5% 4/15/19 (e)	17,355	18,310
9.125% 11/15/14	9,475	9,878
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.25% 11/15/16	$ 34,855	$ 36,772
9.625% 11/15/16 pay-in-kind (f)	30,988	33,157
9.875% 2/15/17 (e)	3,130	3,427
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	4,080	4,009
7.875% 2/1/16 (e)	12,220	12,037
9% 5/15/16	9,480	9,693
Omega Healthcare Investors, Inc. 7% 1/15/16	10,260	10,286
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	4,570	4,296
Senior Housing Properties Trust 7.875% 4/15/15	2,268	2,268
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	17,185	18,173
9.25% 2/1/15	13,840	14,290
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (f)	17,596	16,154
Ventas Realty LP:
6.5% 6/1/16	15,840	15,444
6.5% 6/1/16	2,560	2,496
6.75% 4/1/17	10,140	9,963
7.125% 6/1/15	1,354	1,368
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (d)	78,384	82,304
		468,339
Homebuilding/Real Estate - 1.5%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	21,155	23,694
KB Home 5.875% 1/15/15	4,575	4,346
Realogy Corp. 10.5% 4/15/14	28,585	24,440
Rouse Co.:
5.375% 11/26/13 (b)	20,680	20,266
7.2% 9/15/12 (b)	5,115	5,243
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	27,835	28,113
		106,102
Hotels - 1.2%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	19,730
9% 5/15/17 (e)	11,500	12,420
Host Marriott LP:
6.375% 3/15/15	5,515	5,405
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP: - continued
7.125% 11/1/13	$ 7,590	$ 7,609
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	39,810	42,398
		87,562
Insurance - 0.3%
American International Group, Inc.:
5.05% 10/1/15	755	629
5.45% 5/18/17	22,895	18,351
5.6% 10/18/16	4,890	4,001
5.85% 1/16/18	805	646
		23,627
Leisure - 0.6%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	2,665	2,612
11.875% 7/15/15	20,575	23,661
yankee:
7% 6/15/13	4,295	4,263
7.25% 6/15/16	2,720	2,652
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	7,200	7,884
Vail Resorts, Inc. 6.75% 2/15/14	3,815	3,786
		44,858
Metals/Mining - 4.3%
Arch Coal, Inc. 8.75% 8/1/16 (e)	8,990	9,507
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.:
8.25% 12/15/17 (e)	11,085	11,279
8.5% 12/15/19 (e)	11,305	11,616
Drummond Co., Inc.:
7.375% 2/15/16	13,250	12,853
9% 10/15/14 (e)	4,850	5,020
FMG Finance Property Ltd.:
10% 9/1/13 (e)	15,550	16,328
10.625% 9/1/16 (e)	42,290	47,365
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (f)	27,170	26,966
8.375% 4/1/17	17,580	19,184
Massey Energy Co. 6.875% 12/15/13	23,355	23,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc.:
7.25% 2/15/15 (d)	$ 20,285	$ 19,271
11.5% 2/15/15	2,990	3,222
Peabody Energy Corp. 7.375% 11/1/16	14,055	14,969
Teck Resources Ltd.:
9.75% 5/15/14	24,365	27,898
10.25% 5/15/16	20,985	23,975
10.75% 5/15/19	31,565	37,168
		309,801
Paper - 2.0%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	7,410	7,818
Cascades, Inc. 7.75% 12/15/17 (e)	26,445	27,172
Domtar Corp.:
7.125% 8/15/15	5,785	5,785
9.5% 8/1/16	6,915	7,416
10.75% 6/1/17	7,350	8,563
Georgia-Pacific Corp. 9.5% 12/1/11	9,758	10,661
Glatfelter 7.125% 5/1/16	4,440	4,329
Graphic Packaging International, Inc. 9.5% 6/15/17	8,725	9,303
NewPage Corp. 11.375% 12/31/14	22,705	21,910
Rock-Tenn Co.:
9.25% 3/15/16	3,950	4,246
9.25% 3/15/16 (e)	3,045	3,273
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	22,970	21,707
11.5% 7/1/14 (e)	10,035	10,913
		143,096
Publishing/Printing - 2.2%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,766
Cenveo Corp.:
7.875% 12/1/13	29,169	27,856
10.5% 8/15/16 (e)	24,375	25,594
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	17,150	214
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	76,090	73,427
Valassis Communications, Inc. 8.25% 3/1/15	25,165	25,039
		157,896
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16	$ 4,730	$ 5,487
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,168
		12,655
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	17,725	17,991
Landry's Restaurants, Inc. 11.625% 12/1/15 (e)	3,290	3,504
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,008
		22,503
Services - 4.9%
Ahern Rentals, Inc. 9.25% 8/15/13	6,300	3,686
ARAMARK Corp.:
3.7806% 2/1/15 (f)	47,460	42,951
8.5% 2/1/15	6,800	6,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7725% 5/15/14 (f)	11,500	9,459
7.625% 5/15/14	10,590	10,034
7.75% 5/15/16	13,930	12,990
Corrections Corp. of America:
6.25% 3/15/13	11,815	11,845
6.75% 1/31/14	3,645	3,645
Hertz Corp. 8.875% 1/1/14	47,960	48,200
Iron Mountain, Inc. 6.625% 1/1/16	7,810	7,576
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	48,390	48,269
Penhall International Corp. 12% 8/1/14 (e)	4,370	3,059
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(e)	65,710	68,338
The Geo Group, Inc. 7.75% 10/15/17 (e)	3,255	3,279
United Rentals North America, Inc.:
7% 2/15/14	7,455	6,933
7.75% 11/15/13	12,360	12,036
9.25% 12/15/19	19,400	20,128
10.875% 6/15/16	28,105	30,775
		350,003
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	10,030
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)	6,055	6,252
9.5% 12/15/14	5,210	5,177
Ship Finance International Ltd. 8.5% 12/15/13	35,500	34,435
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Teekay Corp. 8.5% 1/15/20	$ 8,355	$ 8,522
Trico Shipping AS 11.875% 11/1/14 (e)	5,935	6,217
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	7,984
		78,617
Specialty Retailing - 0.4%
Michaels Stores, Inc. 10% 11/1/14	5,610	5,722
Sally Holdings LLC 9.25% 11/15/14	22,945	23,805
		29,527
Steels - 1.2%
Edgen Murray Corp. 12.25% 1/15/15 (e)	45,480	43,433
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	21,415	21,522
Steel Dynamics, Inc. 7.375% 11/1/12	20,525	20,679
		85,634
Super Retail - 3.4%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	32,895
8% 3/15/14	39,025	39,126
Macy's Retail Holdings, Inc. 8.875% 7/15/15	15,945	17,380
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	59,025	57,254
Sonic Automotive, Inc. 8.625% 8/15/13	30,170	30,472
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	7,970	7,293
The May Department Stores Co. 5.75% 7/15/14	6,140	6,155
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	44,500	48,839
Toys 'R' Us, Inc. 7.875% 4/15/13	5,655	5,712
		245,126
Technology - 4.8%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (e)	8,170	8,211
Avaya, Inc.:
9.75% 11/1/15 (e)	8,920	8,831
10.125% 11/1/15 pay-in-kind (d)(e)	70,031	64,976
Ceridian Corp. 11.25% 11/15/15	16,225	15,657
First Data Corp.:
9.875% 9/24/15	41,765	36,858
9.875% 9/24/15	17,410	15,364
10.55% 9/24/15 pay-in-kind (d)	53,385	43,068
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	25,050
10.125% 12/15/16	4,435	3,504
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 20,125	$ 14,138
6.5% 1/15/28	6,975	4,883
NXP BV:
7.875% 10/15/14	3,540	3,151
10% 7/15/13 (e)	6,669	6,936
Seagate Technology International 10% 5/1/14 (e)	6,390	7,317
Serena Software, Inc. 10.375% 3/15/16	6,855	6,864
SunGard Data Systems, Inc.:
9.125% 8/15/13	27,680	28,164
10.25% 8/15/15	905	941
10.625% 5/15/15	4,570	4,947
Viasystems, Inc. 12% 1/15/15 (e)	9,625	10,347
Xerox Capital Trust I 8% 2/1/27	33,850	33,512
		342,719
Telecommunications - 9.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	46,755	47,339
Clearwire Escrow Corp. 12% 12/1/15 (e)	13,160	13,325
Cricket Communications, Inc.:
9.375% 11/1/14	14,875	14,801
10% 7/15/15	27,720	27,651
Digicel Group Ltd.:
8.875% 1/15/15 (e)	11,295	10,843
9.125% 1/15/15 pay-in-kind (e)(f)	49,627	48,138
Frontier Communications Corp. 8.25% 5/1/14	12,695	13,361
Intelsat Bermuda Ltd. 11.5% 2/4/17 pay-in-kind (d)	55,600	52,913
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	80,830	84,872
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	31,822
Level 3 Financing, Inc. 8.75% 2/15/17	5,850	5,280
MetroPCS Wireless, Inc.:
9.25% 11/1/14	11,005	11,074
9.25% 11/1/14	4,880	4,904
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	7,766
6.875% 10/31/13	9,655	9,003
7.375% 8/1/15	80,960	73,066
Qwest Communications International, Inc. 8% 10/1/15 (e)	20,945	21,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
3.5036% 6/15/13 (f)	$ 20,090	$ 19,638
7.5% 10/1/14	10,605	11,188
7.875% 9/1/11	8,465	8,867
8.375% 5/1/16	12,635	13,835
8.875% 3/15/12	2,000	2,148
Sprint Capital Corp.:
6.9% 5/1/19	58,970	52,483
7.625% 1/30/11	6,805	6,899
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	8,200	8,692
11.75% 7/15/17 (e)	26,870	29,154
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(f)	45,935	43,149
Windstream Corp.:
7% 3/15/19	7,750	7,256
8.125% 8/1/13	7,580	7,959
8.625% 8/1/16	8,675	8,903
		698,007
TOTAL NONCONVERTIBLE BONDS		5,650,706
TOTAL CORPORATE BONDS (Cost $5,425,387)		5,752,955
Commercial Mortgage Securities - 0.0%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e) (Cost $3,027)	3,663	3,260
Common Stocks - 0.7%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	432,281	13,755
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	18,867
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)	106,517	3,263
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.1%
Georgia Gulf Corp. (a)	677,855	$ 10,405
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	746
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	143,778	1,075
TOTAL COMMON STOCKS (Cost $55,435)		48,111
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 1.6%
Banks and Thrifts - 1.3%
Bank of America Corp. Series L, 7.25%	26,578	24,053
Fifth Third Bancorp 8.50%	87,254	11,951
Huntington Bancshares, Inc. 8.50%	41,262	36,104
Wells Fargo & Co. 7.50%	24,113	22,666
		94,774
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	30,000	20,852
Technology - 0.0%
Lucent Technologies Capital Trust I 7.50%	1,700	1,326
TOTAL CONVERTIBLE PREFERRED STOCKS		116,952
Nonconvertible Preferred Stocks - 0.1%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0*
Diversified Financial Services - 0.1%
Citigroup Capital IX 6.00%	145,000	2,588
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,588
TOTAL PREFERRED STOCKS (Cost $115,480)		119,540
Floating Rate Loans - 13.9%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.8786% 12/3/14 (f)	$ 30,412	28,055
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (f)	11,035	9,628
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 1.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (f)	$ 71,039	$ 60,028
Tranche C, term loan 2.1675% 12/27/15 (f)	36,244	30,173
Ford Motor Co. term loan 3.2588% 12/15/13 (f)	33,905	31,871
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (f)	8,505	7,888
		129,960
Banks and Thrifts - 0.4%
CIT Group, Inc. Tranche A, term loan 9.75% 1/20/12 (f)	29,010	29,700
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (f)	52,520	45,167
VNU, Inc. term loan 2.2313% 8/9/13 (f)	7,262	6,917
		52,084
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (f)	65,816	61,209
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (f)	12,990	12,243
Chemicals - 0.2%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (f)	18,110	13,039
Electric Utilities - 2.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2306% 3/30/12 (f)	446	410
term loan 3.2506% 3/30/14 (f)	18,433	16,958
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (f)	29,493	27,797
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (f)	69,732	57,180
Tranche B2, term loan 3.7315% 10/10/14 (f)	84,804	69,327
		171,672
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2306% 11/14/14 (f)	6,820	5,695
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.99% 6/4/14 (f)	14,080	12,602
Healthcare - 1.0%
Community Health Systems, Inc.:
Tranche B, term loan 2.5056% 7/25/14 (f)	23,524	22,230
Tranche DD, term loan 2.5056% 7/25/14 (f)	1,203	1,136
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc. Tranche B, term loan 2.5006% 11/17/13 (f)	$ 38,252	$ 36,485
VWR Funding, Inc. term loan 2.7306% 6/29/14 (f)	15,546	14,380
		74,231
Homebuilding/Real Estate - 0.2%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	10,635	11,486
Publishing/Printing - 0.5%
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (f)	32,579	29,158
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (f)	36,197	3,620
		32,778
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (f)	5,143	4,629
term loan 2.5625% 6/14/14 (f)	60,690	54,621
		59,250
Services - 0.3%
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (f)	21,644	19,967
Tranche DD, term loan 2.74% 7/24/14 (f)	2,155	1,988
		21,955
Specialty Retailing - 0.5%
Michaels Stores, Inc.:
Tranche B1, term loan 2.562% 10/31/13 (f)	15,984	14,426
Tranche B2, term loan 4.812% 7/31/16 (f)	21,511	20,543
		34,969
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.2553% 4/6/13 (f)	13,077	11,900
Technology - 2.6%
Avaya, Inc. term loan 3.0106% 10/26/14 (f)	109,233	97,619
First Data Corp. Tranche B1, term loan 2.9821% 9/24/14 (f)	11,096	9,571
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (f)	32,701	29,349
12.5% 12/15/14	24,925	25,673
SunGard Data Systems, Inc. term loan 1.9813% 2/28/14 (f)	27,316	26,428
		188,640
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.5%
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14 (b)(f)	$ 1,303	$ 977
Tranche B, term loan 3/31/15 (b)(f)	8,845	6,678
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (f)	32,801	30,341
		37,996
TOTAL FLOATING RATE LOANS (Cost $988,616)		999,092
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.17% (g) (Cost $236,561)	236,560,932	236,561
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $11,425)	$ 11,425	11,425
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,835,931)		7,170,944
NET OTHER ASSETS - 0.4%		31,459
NET ASSETS - 100%		$ 7,202,403
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,591,604,000 or 22.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,075,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$11,425,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 6,115
Banc of America Securities LLC	2,057
Barclays Capital, Inc.	3,253
$ 11,425
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 674
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,190	$ 3,263	$ 20,852	$ 1,075
Financials	111,117	40,396	70,721	-
Industrials	18,867	-	-	18,867
Information Technology	1,326	-	1,326	-
Materials	10,405	10,405	-	-
Telecommunication Services	746	746	-	-
Corporate Bonds	5,752,955	-	5,751,707	1,248
Commercial Mortgage Securities	3,260	-	3,260	-
Floating Rate Loans	999,092	-	999,092	-
Money Market Funds	236,561	236,561	-	-
Cash Equivalents	11,425	-	11,425	-
Total Investments in Securities:	$ 7,170,944	$ 291,371	$ 6,858,383	$ 21,190
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	(17,308)
Total Unrealized Gain (Loss)	11,531
Cost of Purchases	27,743
Proceeds of Sales	(8,994)
Amortization/Accretion	560
Transfers in/out of Level 3	(2,585)
Ending Balance	$ 21,190
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (346)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $6,781,788,000. Net unrealized appreciation aggregated $389,156,000, of which $594,259,000 related to appreciated investment securities and $205,103,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Dealers who make markets in below investment grade securities, such as asset backed securities, collateralized mortgage obligations and commercial mortgage securities also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placement where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Money Market Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010